Financial Instruments (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Financial Assets
Cash and cash equivalents of continuing operations	$ 2,076,569	$ 7,696,699
Cash and cash equivalents of discontinued operations
Other financial assets of continuing operations
Other financial assets of discontinued operations
Total Financial Assets	2,076,569	7,865,345
Financial Liabilities
Other liabilities of continuing operations
Other liabilities of discontinued operations
Total Financial Liabilities
Level 1 [Member]
Financial Assets
Cash and cash equivalents of continuing operations	2,076,569	7,865,345
Cash and cash equivalents of discontinued operations
Other financial assets of continuing operations
Other financial assets of discontinued operations
Total Financial Assets	2,076,569	7,865,345
Financial Liabilities
Other liabilities of continuing operations
Other liabilities of discontinued operations
Total Financial Liabilities
Level 2 [Member]
Financial Assets
Cash and cash equivalents of continuing operations
Cash and cash equivalents of discontinued operations
Other financial assets of continuing operations
Other financial assets of discontinued operations
Total Financial Assets
Financial Liabilities
Other liabilities of continuing operations
Other liabilities of discontinued operations
Total Financial Liabilities
Level 3 [Member]
Financial Assets
Cash and cash equivalents of continuing operations
Cash and cash equivalents of discontinued operations
Other financial assets of continuing operations
Other financial assets of discontinued operations
Total Financial Assets
Financial Liabilities
Other liabilities of continuing operations
Other liabilities of discontinued operations
Total Financial Liabilities